RANGER INTERNATIONAL FUND
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RANGER INTERNATIONAL FUND		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.89%	0.89%
Total Annual Fund Operating Expenses		2.14%	1.89%
Fee Waiver and Reimbursement	[2]	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.45%	1.20%
[1]	Estimated for the Fund's first fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2016, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.20% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - RANGER INTERNATIONAL FUND - USD ($)	- 1 Year -	- 3 Years -
INVESTOR CLASS	148	604
INSTITUTIONAL CLASS	122	527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies located outside of the U.S. The Fund invests in common stocks directly and through American depositary receipts ("ADRs"). Under normal market conditions, the Fund invests at least 40% of its assets in securities of non-U.S. companies from at least three foreign countries. The Fund invests without restriction as to issuer country (including emerging markets), capitalization or currency.

The Fund's adviser seeks to achieve the Fund's investment objective by employing a bottom-up, fundamentals-based investment approach to security selection. The adviser selects common stock of issuers that it believes are stable and industry- or region-leading companies. The adviser's investment philosophy seeks international investment candidates characterized by (i) attractive valuation, (ii) quality and (iii) financial strength.

The adviser screens the equity universe on the basis of quantitative valuation criteria using benchmarks such as price-to-book value ratio, price-to-earnings ratio and price-to-cash flow ratio. Companies with above-average fundamental valuation are further analyzed for financial stability and quality to determine whether they merit investment. The adviser evaluates quality using quantitative factors such as return on equity, return on assets and earnings consistency. Qualitative factors include quality of the management team, shareholder orientation, industry position, investment strategy and growth potential. The adviser evaluates financial strength by estimating the ability of a company to meet its financial needs and obligations such as capital investment, working capital demands, research expense, debt payments and dividends and stock buybacks. The adviser selects securities of the highest ranking issuers based on the filters of valuation, quality and financial strength.

The adviser limits its foreign country allocation to, as measured at the time of purchase, the greater of 15.0% of the net asset value of the Fund and 1.5 times the weighting of that country within the MSCI World Ex-US Index. The adviser sells a security if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value.

Principal Investment Risks: As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Foreign Investment Risk. Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less trading liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing and legal standards. In addition, investments within foreign markets may subject the Fund to additional taxation and/or dividend withholding.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Liquidity Risk. Some foreign traded securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.

Small and Mid Capitalization Company Risks. Stocks of small or mid cap companies are more volatile than stocks of larger companies. This means that the value of mid cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.